Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Costs and expenses by nature
Schedule of Costs and expenses by nature

	2020	2019	2018
Payroll (i)	207,511	212,683	159,428
Sales and marketing	67,532	54,212	36,804
Depreciation and amortization (ii)	51,475	62,445	56,284
Material	13,023	17,911	16,911
Consulting and advisory services	14,732	11,927	16,843
Maintenance	8,909	6,420	5,644
Utilities, cleaning and security	6,269	7,085	7,013
Contingencies	4,763	3,707	317
Leases	2,929	3,796	6,170
Taxes	2,075	1,705	1,235
Impairment losses (iii)	—	51,022	33,537
Other expenses	2,690	4,927	5,288
Total	381,908	437,840	345,474
Costs of services	221,452	211,547	184,161
General and administrative expenses	73,852	125,344	90,667
Selling expenses	86,604	100,949	70,646
Total	381,908	437,840	345,474
(i)

Payroll expenses include for the year ended December 31, 2020 R$195,688 (2019 - R$ 186,311, 2018 — R$ 151,978) related to salaries, bonuses, short-term benefits, related social charges and other employee related expenses, and R$ 11,823 (2019 R$ 26,372, 2018 R$ 7,450) related to share-based compensation.

(ii)

From the total depreciation and amortization, R$ 36,757 (2019 - R$ 24,857, 2018 — R$ 20,472) relates Cost of services, R$ 11,463 (2019 - R$ 12,721, 2018 — R$ 10,945) relates to General and administrative expenses and R$ 3,255 (2019 - R$ 24,867, 2018 — R$ 24,867) relates to Selling expenses.

(iii)

The impairment losses occurred in 2019 due to the excess of the undergraduate presential segment's carrying amount over its respective recoverable amount, firstly allocated to segment's goodwill and the remainder proportionally allocated to other intangible assets. From the total impairment losses occurred in the year of 2019, R$ 186 relates to Cost of services, R$ 43,200 (2018 — R$ 33,537) relates to General and administrative expenses and R$ 7,636 relates to Selling expenses.